Share-based payments - Summary of options outstanding (Details) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) shares £ / shares	Dec. 31, 2024 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number (in shares) | shares	206,778	0
Weighted average exercise price per option (in pound sterling per share)	£ 46.61
Weighted average remaining contractual life Years	8 months 4 days
Aggregate intrinsic value | £	£ 3
Outstanding vested options
Number (in shares) | shares	373,753	0
Weighted average exercise price per option (in pound sterling per share)	£ 58.93
Aggregate intrinsic value | £	£ 2
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in pound sterling per share)	£ 22.89
Outstanding vested options
Exercise price (in pound sterling per share)	22.89
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in pound sterling per share)	81.92
Outstanding vested options
Exercise price (in pound sterling per share)	£ 81.92